2. ACCRUED LIABILITIES AND EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Additional Other Liabilities Disclosure [Abstract]
2. ACCRUED LIABILITIES AND EXPENSES

Accrued liabilities and expenses as of June 30, 2013 and December 31, 2012 consist of the following:

	June 30, 2013	December 31, 2012
Accrued payroll	$393,711	$292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	50,328	23,516
Total	$614,754	$486,596

Accrued liabilities and expenses as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Accrued payroll	$292,365	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 6 below)	122,985	–
Accrued interest and other	23,516	107,699
Total	$486,596	$627,650